Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Jan. 31, 2015	Nov. 01, 2014	Aug. 02, 2014	May. 03, 2014	Feb. 01, 2014	Nov. 02, 2013	Aug. 03, 2013	May. 04, 2013	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013
Net sales	$ 615,393	$ 729,277	$ 635,877	$ 591,162	$ 599,962	$ 702,788	$ 621,706	$ 588,656	$ 2,571,709	$ 2,513,113	$ 2,477,796
Gross Profit	247,387	290,730	259,642	242,341	241,407	278,240	254,626	240,016	1,040,100	1,014,288	988,575
Net earnings	16,191	33,237	18,039	15,476	6,161	27,284	15,283	(10,832)	82,943	37,896	27,204
Net Income (Loss) Attributable to Parent	$ 16,244	$ 33,113	$ 18,064	$ 15,429	$ 6,164	$ 27,314	$ 15,357	$ (10,762)	$ 82,850	$ 38,073	$ 27,491
Earnings Per Share, Basic	$ 0.37	$ 0.76	$ 0.41	$ 0.35	$ 0.14	$ 0.63	$ 0.36	$ (0.26)	$ 1.90	$ 0.88	$ 0.64
Earnings Per Share, Diluted	0.37	0.75	0.41	0.35	0.14	0.63	0.35	(0.26)	1.89	0.88	0.64
Common Stock, Dividends, Per Share, Cash Paid	0.07	0.07	0.07	0.07	0.07	0.07	0.07	0.07	0.28	0.28	$ 0.28
Maximum [Member]
Sale of Stock, Price Per Share	0	0	0	0	0	0	0	0	0	0
Minimum [Member]
Sale of Stock, Price Per Share	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0